Organization (Tables)	6 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Group’s Consolidated Subsidiaries
Name of the entity	Date of incorporation	Percentage of ownership	Place of incorporation	Principle business activities
Subsidiaries
3e Network Technology Holdings Limited (“BVI 3e Holdings”)	October 8, 2018	100%	British Virgin Islands	Investment holding
3e Network Technology Company Limited (“HK 3e Network”)	August 30, 2020	100%	Hong Kong	Investment holding and sales and marketing
Maskmeta Limited (“Maskmeta”)	February 25, 2025	100%	Hong Kong	Investment holding and sales and marketing
Aurora Core Technology Oy(“Aurora”)	December 18, 2025	100%	Finland	Data center construction
Guangzhou 3e Network Technology Company Limited (“Guangzhou Sanyi Network”)*	May 26, 2017	100%	China	IT consulting and solutions service
Guangzhou 3E Network Technology Company Limited (“Guangzhou 3E Network”)*	January 17, 2023	100%	China	IT consulting and solutions service

*	The Company has disposed the subsidiaries.